Employee benefit expenses	12 Months Ended
Jun. 30, 2019
Employee benefit expenses
Employee benefit expenses

7 Employee benefit expenses

7.1  Employee benefit expenses and average number of people employed

	2019	2018	2017
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(293,424)	(255,637)	(229,605)
Social security costs	(34,799)	(31,396)	(27,334)
Share-based payments (note 25)	(1,251)	(6,216)	(4,090)
Pension costs—defined contribution schemes (note 26.2)	(2,882)	(2,686)	(2,435)
	(332,356)	(295,935)	(263,464)

Details of the pension arrangements offered by the Company and the Group are disclosed in note 26.

The average number of employees during the year, including directors, was as follows:

	2019	2018	2017
	Number	Number	Number
By activity:
Football—men's and women's players	104	81	74
Football—technical and coaching	163	165	136
Commercial	114	121	120
Media	85	87	90
Administration and other	474	468	445
Average number of employees	940	922	865

The Group also employs approximately 3,340 temporary staff on match days (2018: 3,858; 2017: 2,053), the costs of which are included in the employee benefit expense above.

7.2  Key management compensation

Key management includes directors (executive and non‑executive) of the Company and executive directors and officers of the Group’s main operating company, Manchester United Football Club Limited. The compensation paid or payable to key management for employee services, which is included in the employee benefit expense table above, is shown below:

	2019	2018	2017
	£’000	£’000	£’000
Short-term employee benefits	(9,961)	(7,620)	(8,601)
Share-based payments	(748)	(5,275)	(3,654)
Post-employment benefits	(20)	(20)	(71)
	(10,729)	(12,915)	(12,326)